Intangibles, Net (Details) - USD ($)	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Intangibles, Net [Abstract]
Patents		$ 80,000	$ 80,000
Less accumulated amortization		(53,000)	(46,000)
Net	$ 22,000	$ 28,000	$ 34,000